Property, Plant and Equipment, Net - Summary of Property,Plant And Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property Plant And Equipment [Line Items]
Cost	$ 1,487,214	$ 1,471,818	$ 1,254,775	$ 995,485
Less: Accumulated depreciation	486,005	408,607	265,046	140,450
Less: Accumulated impairment	120,241	111,233	0	0
Property, plant and equipment, net	880,968	951,978	989,729	855,035
Construction in Progress [Member]
Property Plant And Equipment [Line Items]
Cost	178,952	146,806	327,778	166,166
Plant And Building [Member]
Property Plant And Equipment [Line Items]
Cost	411,143	395,169	326,902	266,455
Machinery and Equipment [Member]
Property Plant And Equipment [Line Items]
Cost	560,274	550,230	343,400	327,316
Motor vehicles [Member]
Property Plant And Equipment [Line Items]
Cost	4,024	3,972	4,987	4,804
Office Equipment And Furniture [Member]
Property Plant And Equipment [Line Items]
Cost	38,971	39,497	28,959	13,425
Leasehold Improvements [Member]
Property Plant And Equipment [Line Items]
Cost	287,616	329,124	215,477	210,092
Land [Member]
Property Plant And Equipment [Line Items]
Cost	$ 6,234	$ 7,020	$ 7,272	$ 7,227